Exceptional items	6 Months Ended
Dec. 31, 2024
Exceptional items
Exceptional items

8Exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Club restructuring and redundancy costs	(38)	—	(8,676)	—
Costs associated with loss of office	(14,499)	(5,529)	(14,499)	(5,529)
Costs related to strategic review and share sale agreement with Sir Jim Ratcliffe	—	(4,066)	—	(4,066)
	(14,537)	(9,595)	(23,175)	(9,595)

Exceptional items for the three and six months ended 31 December 2024 include costs related to the restructuring of the club’s operations and a redundancy scheme implemented in the first half of fiscal year 2025, as well as costs associated with the departure of former men’s first team manager Erik ten Hag and various members of football staff.

On 22 November 2022, Manchester United plc announced intentions to explore strategic alternatives for the club and on 24 December 2023 it was announced that an agreement had been reached with Trawlers Limited, a company wholly owned by Sir Jim Ratcliffe, for the sale of 25% of Manchester United plc’s Class B shares and up to 25% of Manchester United plc’s Class A shares. Exceptional items for the three and six months ended 31 December 2023 comprise costs related to this transaction and compensation for loss of office charges for changes in management as a result of this transaction.